UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811- 23373

NORTH SQUARE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago IL  60603
 (Name and address of agent for service)

(312) 857-2160
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2020

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments.

North Square Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.8%
	CONSUMER DISCRETIONARY - 17.6%
168,100	American Eagle Outfitters, Inc.	$2,827,442
19,400	Bright Horizons Family Solutions Inc. *	3,201,970
24,300	Burlington Stores, Inc. *	4,920,507
132,500	Duluth Holdings, Inc. - Class B *	1,217,675
40,500	Five Below, Inc. *	4,976,235
85,000	National Vision Holdings, Inc. *	2,410,600
66,500	Ollie's Bargain Outlet Holdings, Inc. *	3,687,425
165,900	Party City Holdco Inc. *	779,730
24,200	Pool Corp.	4,752,396
151,200	YETI Holdings, Inc. *	4,271,400
		33,045,380
	CONSUMER STAPLES - 3.9%
258,200	Nomad Foods Ltd. * [1]	5,202,730
115,700	Sprouts Farmers Market, Inc. *	2,076,815
		7,279,545
	ENERGY - 0.8%
101,900	Matador Resources Co. *	1,594,735

	FINANCIALS - 4.1%
74,000	Ameris Bancorp	2,604,060
47,200	Green Dot Corp. - Class A *	1,443,376
75,300	Home BancShares Inc.	1,334,316
39,000	Pinnacle Financial Partners, Inc.	2,054,130
5,500	Stifel Financial Corp.	293,810
		7,729,692
	HEALTH CARE - 26.4%
12,400	argenx SE - ADR *	1,629,980
89,600	Arrowhead Pharmaceuticals, Inc. *	3,061,632
18,500	Blueprint Medicines Corp. *	1,418,395
84,000	Codexis, Inc. *	1,178,520
48,300	CONMED Corp.	4,867,191
91,900	Evolent Health, Inc. - Class A *	631,353
57,500	Globus Medical, Inc. - Class A *	2,936,525
42,700	Heron Therapeutics, Inc. *	790,804
121,400	Horizon Therapeutics PLC * [1]	3,354,282
22,200	Insulet Corp. *	3,422,574
82,600	Kura Oncology, Inc. *	1,253,868
23,400	LHC Group, Inc. *	2,772,900
23,400	Ligand Pharmaceuticals Inc. *	2,127,294
40,500	Merit Medical Systems, Inc. *	1,408,590
159,700	NeoGenomics, Inc. *	3,989,306
76,000	Omnicell, Inc. *	5,456,800
33,700	Pacira BioSciences, Inc. *	1,254,988
17,000	Penumbra, Inc. *	2,474,350
71,400	Retrophin, Inc. *	898,926
16,200	Sage Therapeutics, Inc. *	2,781,054
11,100	Sarepta Therapeutics, Inc. *	1,000,665
38,000	Supernus Pharmaceuticals, Inc. *	1,027,140
		49,737,137

		INDUSTRIALS - 16.4%
141,700		Advanced Disposal Services, Inc. *	4,593,914
117,000		Casella Waste Systems, Inc. - Class A *	5,323,500
43,000		Cubic Corp.	2,978,610
28,000		Insperity, Inc.	2,773,680
33,000		John Bean Technologies Corp.	3,376,560
19,000		RBC Bearings, Inc. *	3,031,070
42,600		Saia, Inc. *	3,644,004
33,400		SiteOne Landscape Supply, Inc. *	2,611,880
160,500		Welbilt, Inc. *	2,526,270
			30,859,488
		INFORMATION TECHNOLOGY - 25.6%
116,300		The Descartes Systems Group Inc. * [1]	4,126,324
74,700		Envestnet, Inc. *	4,273,587
20,200		EPAM Systems, Inc. *	3,864,866
37,600		Euronet Worldwide, Inc. *	5,758,064
22,000		Everbridge, Inc. *	1,896,400
51,300		Five9, Inc. *	3,242,673
19,100		Littelfuse, Inc.	2,980,937
44,800		Mimecast Ltd. * [1]	1,833,664
81,800		Perficient, Inc. *	3,013,512
57,700		Rapid7, Inc. *	3,097,913
25,500		ShotSpotter, Inc. *	694,365
25,300		Silicon Laboratories Inc. *	2,757,700
82,500		Upland Software Inc. *	3,135,000
23,000		WEX Inc. *	4,704,650
20,000		Wix.com Ltd. * [1]	2,805,000
			48,184,655
		TOTAL COMMON STOCKS
		(Cost $143,906,790)	178,430,632

		REAL ESTATE INVESTMENT TRUST (REIT) - 1.6%
61,000		Terreno Realty Corp.	3,084,160
		TOTAL REIT
		(Cost $2,044,893)	3,084,160

		SHORT-TERM INVESTMENT - 4.8%
9,129,451		First American Treasury Obligations Fund - Class X, 2.02% [2]	9,129,451
		TOTAL SHORT-TERM INVESTMENT
		(Cost $9,129,451)	9,129,451

		TOTAL INVESTMENTS - 101.2%
		(Cost $155,081,134)	190,644,243
		Liabilities in Excess of Other Assets - (1.2)%	(2,346,900)
		TOTAL NET ASSETS - 100.0%	$188,297,343

ADR - American Depositary Receipt
PLC - Public Limited Company

	*	Non-income producing security.
	[1]	Foreign security denominated in U.S. Dollars.
	[2]	The rate is the annualized seven-day yield at period end.

The cost basis of investments for federal income tax purposes at August 31, 2019 was as follows*:
Cost of investments	$155,081,134
Gross unrealized appreciation	52,833,479
Gross unrealized depreciation	(17,270,370)
Net unrealized appreciation on investments	$35,563,109

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

NORTH SQUARE SMALL CAP GROWTH FUND
SUMMARY OF INVESTMENTS
As of August 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	26.4%
Information Technology	25.6%
Consumer Discretionary	17.6%
Industrials	16.4%
Financials	4.1%
Consumer Staples	3.9%
Energy	0.8%
Total Common Stocks	94.8%
REIT	1.6%
Short-Term Investment	4.8%
Total Investments	101.2%
Liabilities in Excess of Other Assets	(1.2)%
Total Net Assets	100.0%

NORTH SQUARE SMALL CAP GROWTH FUND
Notes to Schedule of Investments
As of August 31, 2019 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
☐ Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
 ☐ Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

☐ Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$178,430,632	$-	$-	$178,430,632
REIT	3,084,160	-	-	3,084,160
Short-Term Investment	9,129,451	-	-	9,129,451
Total Investments	$190,644,243	$-	$-	$190,644,243

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

North Square International Small Cap Fund
Schedule of Investments
August 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS - 94.9%
	AUSTRALIA - 8.1%
91,371	Accent Group Ltd.	$98,454
5,214	Altium Ltd.	129,113
318,192	Beach Energy Ltd.	525,002
90,760	GWA Group Ltd.	201,704
90,377	IDP Education Ltd.	1,011,567
6,825	McMillan Shakespeare Ltd.	73,265
5,832	New Hope Corp. Ltd.	8,955
9,365	Nick Scali Ltd.	43,202
26,984	Northern Star Resources Ltd.	216,251
78,119	Regis Resources Ltd.	270,412
98,218	Sandfire Resources NL	412,083
6,827	WiseTech Global Ltd.	169,791
		3,159,799
	BELGIUM - 1.3%
790	Barco N.V.	167,919
6,692	S.A. D'Ieteren N.V.	337,586
		505,505
	BERMUDA - 0.1%
3,300	VTech Holdings Ltd.	26,096

	CAYMAN ISLANDS - 0.3%
124,167	SITC International Holdings Co Ltd.	128,912

	CHINA - 0.5%
290,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	83,593
14,000	Tsingtao Brewery Co Ltd. - H Shares	94,549
		178,142
	DENMARK - 1.7%
16,261	GN Store Nord A/S	680,683

	FINLAND - 0.1%
2,394	Valmet Corp.	43,308

	FRANCE - 0.1%
870	Mersen SA	29,546

	GERMANY - 5.2%
14,742	ADVA Optical Networking SE *	94,458
560	Cewe Stiftung & Co. KGaA	50,530
89	Eckert & Ziegler AG	15,474
9,112	Hamburger Hafen und Logistik AG	220,119
1,026	Isra Vision AG	37,099
9,001	Jenoptik AG	216,151
23,175	Nemetschek SE	1,227,164
1,300	Rheinmetall AG	153,306
		2,014,301

	HONG KONG - 2.6%
108,359	Cafe de Coral Holdings Ltd.	345,515
354,399	China Lesso Group Holdings Ltd.	340,368
81,310	K Wah International Holdings Ltd.	42,312
85,637	Kerry Logistics Network Ltd.	132,599
216,000	Lonking Holdings Ltd.	51,518
95,597	SmarTone Telecommunications Holdings Ltd.	84,985
		997,297
	ITALY - 4.0%
1,787	Acea	34,684
1,618	Amplifon S.p.A.	41,540
8,125	Hera S.p.A.	32,397
157,751	Italgas S.p.A.	1,022,916
127,956	Piaggio & C. S.p.A.	413,169
		1,544,706
	JAPAN - 31.2%
55,600	AEON Mall Co., Ltd.	874,548
6,800	Belluna Co., Ltd.	40,262
200	COSMOS Pharmaceutical Corp.	40,815
1,400	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	36,636
1,600	Daiwabo Holdings Co., Ltd.	62,277
8,200	DOUTOR NICHIRES Holdings Co., Ltd	155,918
11,586	EDION Corp.	110,369
4,016	F-TECH Inc.	26,008
20,893	Furukawa Electric Co., Ltd.	457,252
3,300	Fuyo General Lease Co. Ltd.	189,486
5,773	Geo Holdings Corp.	72,438
7,000	GLORY Ltd.	192,272
2,900	G-Tekt Corp.	41,957
15,424	The Gunma Bank, Ltd.	50,235
21,200	Gurunavi, Inc.	135,699
10,300	Hanwa Co., Ltd.	277,388
55,200	The Hiroshima Bank, Ltd.	252,007
12,800	ITO EN, Ltd.	584,967
18,877	Iwatani Corp.	623,696
24,300	JTEKT Corp.	263,506
13,000	JVC Kenwood Corp.	37,445
2,900	Kaga Electronics Co., Ltd.	43,513
1,208	Kakaku.com, Inc.	30,258
14,909	Kanamoto Co., Ltd.	385,794
11,000	Kandenko Co., Ltd.	94,329
21,300	Kanematsu Corp.	242,203
2,063	Kohnan Shoji Co Ltd.	44,975
7,847	K'S HOLDINGS CORP.	84,132
6,200	Maruzen Showa Unyu Co., Ltd.	180,920
8,480	Meidensha Corp.	139,610
22,700	Mitsubishi Materials Corp.	550,219
1,031	The Miyazaki Bank, Ltd.	22,185
797	Monogatari Corp.	72,622
17,700	Nagase & Co., Ltd.	239,921
8,186	NICHIREI CORP.	188,016

11,200	Nihon M&A Center Inc.	326,823
9,900	Nippon Light Metal Holdings Co Ltd.	17,147
104,500	Nippon Suisan Kaisha, Ltd.	605,940
1,400	Nishio Rent All Co., Ltd.	36,847
4,794	The Nisshin Oillio Group, Ltd.	148,917
14,300	NS Solutions Corp.	477,856
6,200	Onoken Co., Ltd.	75,753
10,017	ROUND ONE Corp.	163,595
1,600	Sapporo Holdings Ltd.	38,601
1,000	Sawai Pharmaceutical Co Ltd.	53,090
2,250	Shinagawa Refractories Co., Ltd.	53,181
47,400	Sumitomo Forestry Co., Ltd.	580,481
64,585	Sumitomo Mitsui Construction Co Ltd.	320,387
32,777	Sun Frontier Fudousan Co., Ltd.	375,176
3,377	Sun-Wa Technos Corp.	23,746
24,500	Takara Leben Co. Ltd.	94,093
1,215	TAKE AND GIVE. NEEDS Co., Ltd.	13,210
21,800	Teijin Ltd.	391,942
253	Topy Industries Ltd.	4,337
22,100	Toyo Construction Co., Ltd.	88,204
4,516	TPR Co., Ltd.	69,971
8,300	Tsuruha Holdings Inc.	904,730
3,523	Unipres Corp.	54,784
2,600	Valor Co., Ltd.	43,637
7,368	Yamaguchi Financial Group, Inc.	46,815
15,650	Yamazen Corp.	138,329
4,540	Yuasa Trading Co., Ltd.	125,087
		12,116,557
	JERSEY - 2.8%
275,027	boohoo Group PLC *	807,850
93,259	Gulf Keystone Petroleum Ltd.	268,941
		1,076,791
	LUXEMBOURG - 0.3%
4,369	Grand City Properties S.A.	100,260

	NETHERLANDS - 5.2%
9,303	ASM International N.V.	781,555
42,113	Signify N.V.	1,231,620
		2,013,175
	NORWAY - 0.3%
11,932	PGS ASA *	14,286
2,626	Salmar ASA	124,669
		138,955
	PORTUGAL - 0.9%
53,074	Altri, S.G.P.S., S.A.	335,402

	SINGAPORE - 0.7%
69,300	Best World International Ltd. [1]	67,914
65,600	ComfortDelGro Corp Ltd.	115,813
98,842	Hi-P International Ltd.	79,059
		262,786

	SPAIN - 0.2%
0	Ence Energia y Celulosa SA	0
31,835	Sacyr SA	79,003
		79,003
	SWEDEN - 6.9%
4,845	Axfood AB	101,593
41,540	Evolution Gaming Group AB	779,617
2,127	Fastighets AB Balder - B Shares *	80,142
16,312	Inwido AB	89,333
6,285	Lifco AB - B Shares	305,456
23,897	Lindab International AB	230,335
7,939	Nolato AB - B Shares	424,669
10,874	SWECO AB - B Shares	284,296
35,490	Tethys Oil AB	283,496
7,096	Wihlborgs Fastigheter AB	114,162
		2,693,099
	SWITZERLAND - 4.2%
86	Belimo Holding AG	434,453
260	Forbo Holding AG	378,803
2,817	Huber + Suhner AG	180,447
2,343	Kardex AG	328,576
3,593	Landis+Gyr Group AG	294,410
		1,616,689
	UNITED KINGDOM - 18.2%
24,263	Bodycote PLC	211,533
39,322	Card Factory PLC	73,780
21,281	Dialog Semiconductor PLC *	1,004,783
45,762	Dunelm Group PLC	487,783
11,397	EMIS Group PLC	153,933
29,313	Ferrexpo PLC	72,085
7,422	The Go-Ahead Group PLC	187,846
46,619	Greggs PLC	1,199,184
189,038	Hays PLC	322,029
93,196	HomeServe PLC	1,301,839
16,764	Howden Joinery Group PLC	109,784
2,339	J D Wetherspoon PLC	44,940
118,315	Pets at Home Group PLC	332,848
160,564	QinetiQ Group PLC	563,849
25,669	Redrow PLC	172,411
148,681	Spirent Communications PLC	333,968
20,469	WH Smith PLC	487,671
		7,060,266
	TOTAL COMMON STOCKS
	(Cost $34,835,695)	36,801,278

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.4%
	AUSTRALIA - 1.0%
45,928	Charter Hall Group	391,268
	GERMANY - 2.1%
49,126	Alstria Office REIT-AG	812,035
	SPAIN - 0.3%
7,697	Merlin Properties Socimi SA	102,866

		TOTAL REITS
		(Cost $1,269,869)	1,306,169

		SHORT-TERM INVESTMENT - 1.1%
444,427		First American Treasury Obligations Fund - Class X, 2.02% [2]	444,427
		TOTAL SHORT-TERM INVESTMENT
		(Cost $444,427)	444,427

		TOTAL INVESTMENTS - 99.4%
		(Cost $36,549,991)	38,551,874
		Other Assets in Excess of Liabilities - 0.6%	217,803
		TOTAL NET ASSETS - 100.0%	$38,769,677

PLC - Public Limited Company

	*	Non-income producing security.
	[1]	Level 3 securities fair valued under procedures established by the Board of Trustees,
		represents 0.18% of Net Assets. The total value of these securities is $67,914.
	[2]	The rate is the annualized seven-day yield at period end.

The cost basis of investments for federal income tax purposes at August 31, 2019 was as follows*:
		Cost of investments	$36,549,991
		Gross unrealized appreciation	3,742,415
		Gross unrealized depreciation	(1,740,532)
		Net unrealized appreciation on investments	$2,001,883

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

NORTH SQUARE INTERNATIONAL SMALL CAP FUND
SUMMARY OF INVESTMENTS
As of August 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	29.4%
Consumer Discretionary	22.1%
Information Technology	13.3%
Consumer Staples	7.6%
Materials	6.3%
Energy	4.5%
Real Estate	4.3%
Utilities	2.8%
Health Care	2.4%
Financials	1.5%
Communication Services	0.7%
Total Common Stocks	94.9%
REITs	3.4%
Short-Term Investment	1.1%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

NORTH SQUARE INTERNATIONAL SMALL CAP FUND
Notes to Schedule of Investments
As of August 31, 2019 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
☐ Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
☐ Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

☐ Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks[1]
Australia	$3,159,799	$-	$-	$3,159,799
Belgium	505,505	-	-	505,505
Bermuda	26,096	-	-	26,096
Cayman Islands	128,912	-	-	128,912
China	178,142	-	-	178,142
Denmark	680,683	-	-	680,683
Finland	43,308	-	-	43,308
France	29,546	-	-	29,546
Germany	2,014,301	-	-	2,014,301
Hong Kong	997,297	-	-	997,297
Italy	1,544,706	-	-	1,544,706
Japan	12,116,557	-	-	12,116,557
Jersey	1,076,791	-	-	1,076,791
Luxembourg	100,260	-	-	100,260
Netherlands	2,013,175	-	-	2,013,175
Norway	138,955	-	-	138,955
Portugal	335,402	-	-	335,402
Singapore	194,872	-	67,914	262,786
Spain	79,003	-	-	79,003
Sweden	2,693,099	-	-	2,693,099
Switzerland	1,616,689	-	-	1,616,689
United Kingdom	7,060,266	-	-	7,060,266
REITs
Australia	391,268			391,268
Germany	812,035			812,035
Spain	102,866			102,866
Short-Term Investment	444,427	-	-	444,427
Total Investments	$38,483,960	$-	$67,914	$38,551,874

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

International Small Cap Fund
Beginning balance May 31, 2019	$68,609
Transfers into Level 3 during the period
Transfers out of Level 3 during the period
Total realized gain/(loss)
Total unrealized appreciation/(depreciation)	$(695)
Net purchases
Net sales
Balance as of August 31, 2019	$67,914

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.9%
	COMMUNICATION SERVICES - 3.2%
3,350	Cargurus, Inc. *	$109,277
8,840	The Meet Group, Inc. *	30,498
11,831	MSG Networks Inc. - Class A *	194,028
750	Shenandoah Telecommunications Co.	23,655
4,290	TechTarget, Inc. *	101,845
4,190	United States Cellular Corp. *	150,798
1,640	Yelp Inc. *	54,956
		665,057
	CONSUMER DISCRETIONARY - 4.5%
299	America's Car-Mart, Inc. *	25,648
5,760	Core-Mark Holding Co., Inc.	186,567
750	Floor & Decor Holdings, Inc. - Class A *	36,915
2,210	frontdoor, Inc. *	113,461
1,000	Lithia Motors, Inc. - Class A	131,070
620	M/I Homes, Inc. *	22,407
5,276	Malibu Boats, Inc. - Class A *	146,778
1,658	Modine Manufacturing Co.	16,928
1,630	Sonic Automotive, Inc. - Class A	43,863
2,020	Universal Electronics, Inc. *	91,203
5,102	Zumiez Inc. *	132,550
		947,390
	CONSUMER STAPLES - 3.2%
1,540	Calavo Growers, Inc.	136,521
1,370	Inter Parfums, Inc.	88,077
2,240	Landec Corp. *	24,618
7,090	Performance Food Group Co. *	331,741
2,716	Turning Point Brands, Inc.	97,369
		678,326
	ENERGY - 4.2%
4,370	Cactus, Inc. - Class A *	111,304
4,353	CVR Energy, Inc.	173,162
4,010	Delek US Holdings, Inc.	131,328
2,430	DMC Global Inc.	105,535
4,700	Matrix Service Co. *	93,389
13,360	ProPetro Holding Corp. *	142,284
3,340	Talos Energy Inc. *	63,594
1,321	World Fuel Services Corp.	50,726
		871,322

	FINANCIALS - 12.5%
16,695	Bank OZK	430,731
2,850	Brighthouse Financial, Inc. *	100,491
18,597	Brightsphere Investment Group Inc.	169,047
5,665	ConnectOne Bancorp, Inc.	116,019
2,880	Hilltop Holdings, Inc.	68,400
360	IBERIABANK Corp.	24,837
3,290	International Bancshares Corp.	117,091
2,785	National General Holdings Corp.	65,670
6,107	NMI Holdings, Inc. - Class A *	173,072
2,220	Peapack-Gladstone Financial Corp.	62,449
3,400	Preferred Bank	169,864
5,630	Sandy Spring Bancorp, Inc.	188,492
2,045	Universal Insurance Holdings, Inc.	51,125
4,690	Univest Financial Corp.	118,704
4,220	Walker & Dunlop, Inc.	235,729
11,834	Western Alliance Bancorp *	513,832
		2,605,553
	HEALTH CARE - 15.5%
890	ACADIA Pharmaceuticals Inc. *	24,617
1,430	Audentes Therapeutics, Inc. *	44,473
1,000	CareDx, Inc. *	22,820
3,330	Coherus Biosciences, Inc. *	73,893
6,045	CytomX Therapeutics, Inc. *	53,075
940	Deciphera Pharmaceuticals, Inc. *	34,103
3,287	Eiger BioPharmaceuticals, Inc. *	35,828
830	The Ensign Group, Inc.	41,417
16,506	Epizyme, Inc. *	214,083
15,020	Halozyme Therapeutics, Inc. *	248,130
660	HealthEquity, Inc. *	39,178
1,590	HealthStream, Inc. *	40,179
1,560	HMS Holdings Corp. *	56,987
5,511	Integer Holdings Corp. *	398,996
2,980	Iovance Biotherapeutics, Inc. *	62,610
4,660	KalVista Pharmaceuticals, Inc. *	72,789
3,231	LeMaitre Vascular, Inc.	102,294
390	Medpace Holdings, Inc. *	31,555
6,200	Natera, Inc. *	204,290
510	National Research Corp.	32,655
2,450	Omnicell, Inc. *	175,910
1,581	Phibro Animal Health Corp. - Class A	32,648
2,260	Quanterix Corp. *	59,506
6,430	Repligen Corp. *	596,768
5,023	Simulations Plus, Inc.	181,381
470	Taro Pharmaceutical Industries Ltd. [2]	36,124
2,520	Twist Bioscience Corp. *	73,156
6,910	Veracyte, Inc. *	183,115
3,253	Voyager Therapeutics, Inc. *	58,131
		3,230,711

	INDUSTRIALS - 23.1%
1,110	AAR Corp.	47,686
16,270	BMC Stock Holdings Inc. *	413,746
4,100	Builders FirstSource, Inc. *	79,745
4,090	Comfort Systems USA, Inc.	158,119
1,000	CSW Industrials, Inc.	68,210
1,230	DXP Enterprises, Inc. of Texas *	39,913
3,850	Encore Wire Corp.	207,861
12,199	Federal Signal Corp.	362,432
1,880	Forward Air Corp.	117,124
16,796	Foundation Building Materials, Inc. *	287,715
11,587	GMS Inc. *	341,353
7,520	H&E Equipment Services, Inc.	182,661
3,550	Herman Miller, Inc.	150,094
7,040	Hub Group, Inc. - Class A *	303,142
1,160	Insperity, Inc.	114,910
3,170	Interface, Inc.	35,029
7,021	Knoll, Inc.	161,904
14,162	Korn Ferry	553,451
8,020	Marten Transport Ltd.	157,753
4,100	MasTec, Inc. *	257,767
3,556	McGrath RentCorp	227,691
2,320	Meritor, Inc. *	39,022
6,950	Primoris Services Corp.	135,803
3,161	Radiant Logistics, Inc. *	15,426
6,020	TriMas Corp. *	176,868
1,520	TriNet Group, Inc. *	102,038
1,850	TrueBlue, Inc. *	35,909
4,140	Wesco Aircraft Holdings, Inc. *	45,540
		4,818,912
	INFORMATION TECHNOLOGY - 17.7%
2,930	Agilysys, Inc.	79,843
500	Alarm.com Holdings, Inc. *	23,800
8,301	Anixter International Inc. *	497,811
6,420	Avid Technology, Inc. *	47,893
3,652	Axcelis Technologies, Inc. *	55,912
1,030	CACI International Inc. - Class A *	228,959
5,760	Camtek Ltd. * [2]	52,070
7,496	Comtech Telecommunications Corp.	200,518
580	Cornerstone OnDemand, Inc. *	30,259
4,930	Diebold Nixdorf, Inc.	55,265
6,860	Digi International, Inc. *	87,671
21,753	Digital Turbine, Inc. *	165,540
13,860	Diodes Inc. *	506,583
1,393	ePlus, Inc. *	113,836

3,330	Fabrinet * [2]	168,132
610	Globant S.A. * [2]	57,907
105	LogMeIn, Inc.	7,018
14,032	MagnaChip Semiconductor Corp. *	141,864
1,630	Manhattan Associates, Inc. *	134,687
280	OSI Systems, Inc. *	29,403
5,190	Paylocity Holding Corp. *	566,852
1,240	PC Connection, Inc.	43,685
10,260	Telenav, Inc. *	116,143
6,010	TTEC Holdings, Inc.	281,929
		3,693,580
	MATERIALS - 4.6%
4,580	Innophos Holdings, Inc.	128,652
5,568	Innospec Inc.	463,146
6,360	Materion Corp.	374,223
		966,021
	UTILITIES - 2.4%
1,110	ALLETE, Inc.	95,160
6,456	MDU Resources Group, Inc.	173,602
1,500	Portland General Electric Co.	85,335
1,660	Southwest Gas Holdings, Inc.	151,442
		505,539
	TOTAL COMMON STOCKS
	(Cost $18,414,776)	18,982,411

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.5%
8,810	The GEO Group, Inc.	151,180
22,530	Industrial Logistics Properties Trust	481,917
2,160	National Storage Affiliates Trust	72,274
12,157	OUTFRONT Media Inc.	334,074
3,653	PS Business Parks, Inc.	656,115
4,246	Urstadt Biddle Properties Inc. - Class A	89,123
	TOTAL REITS
	(Cost $1,567,513)	1,784,683

	RIGHTS - 0.0%
7,920	First Eagle Holdings, Inc. * [1]	5,703
	TOTAL RIGHTS
	(Cost $ - )	5,703

	SHORT-TERM INVESTMENT - 0.9%
186,829	First American Treasury Obligations Fund - Class X, 2.02% [3]	186,829
	TOTAL SHORT-TERM INVESTMENT
	(Cost $186,829)	186,829

	TOTAL INVESTMENTS - 100.3%
	(Cost $20,169,118)	20,959,626
	Liabilities in Excess of Other Assets - (0.3)%	(61,943)
	TOTAL NET ASSETS - 100.0%	$20,897,683

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees,
	represents 0.03% of Net Assets. The total value of these securities is $5,703.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

The cost basis of investments for federal income tax purposes at August 31, 2019 was as follows*:
	Cost of investments	$20,169,118
	Gross unrealized appreciation	1,991,530
	Gross unrealized depreciation	(1,201,022)
	Net unrealized appreciation on investments	$790,508

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

NORTH SQUARE DYNAMIC SMALL CAP FUND
SUMMARY OF INVESTMENTS
As of August 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	23.1%
Information Technology	17.7%
Health Care	15.5%
Financials	12.5%
Materials	4.6%
Consumer Discretionary	4.5%
Energy	4.2%
Consumer Staples	3.2%
Communication Services	3.2%
Utilities	2.4%
Total Common Stocks	90.9%
REITs	8.5%
Rights	0.0%
Short-Term Investment	0.9%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

NORTH SQUARE DYNAMIC SMALL CAP FUND
Notes to Schedule of Investments
As of August 31, 2019 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
☐ Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
☐ Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

☐ Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks[1]	$18,982,411	$-	$-	$18,982,411
REITs	1,784,683	-	-	1,784,683
Rights	-	-	5,703	5,703
Short-Term Investment	186,829	-	-	186,829
Total Investments	$20,953,923	$-	$5,703	$20,959,626

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Dynamic Small Cap Fund
Beginning balance May 31, 2019	$5,703
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Balance as of August 31, 2019	$5,703

North Square Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.1%
	COMMUNICATION SERVICES - 10.9%
229	Alphabet Inc. - Class A *	$272,631
369	Alphabet Inc. - Class C *	438,409
5,769	Comcast Corp. - Class A	255,336
2,861	Facebook, Inc. - Class A *	531,202
163	Netflix Inc. *	47,881
		1,545,459
	CONSUMER DISCRETIONARY - 12.0%
407	Amazon.com, Inc. *	722,950
3,662	Ross Stores, Inc.	388,209
749	Ulta Beauty, Inc. *	178,060
2,537	VF Corp.	207,907
1,755	Yum! Brands, Inc.	204,949
		1,702,075
	CONSUMER STAPLES - 6.1%
5,569	The Coca-Cola Co.	306,518
1,432	Costco Wholesale Corp.	422,096
2,144	Unilever PLC - ADR	135,458
		864,072
	ENERGY - 0.5%
977	EOG Resources, Inc.	72,484

	FINANCIALS - 2.1%
3,160	Intercontinental Exchange, Inc.	295,397

	HEALTH CARE - 16.0%
1,716	Abbott Laboratories	146,409
565	ABIOMED, Inc. *	109,085
1,093	Alexion Pharmaceuticals, Inc. *	110,131
1,881	Danaher Corp.	267,271
2,209	Eli Lilly and Co.	249,551
2,375	Globus Medical, Inc. - Class A *	121,291
698	Incyte Corp. *	57,110
943	LHC Group, Inc. *	111,745
1,336	Pacira BioSciences, Inc. *	49,753
929	Sage Therapeutics, Inc. *	159,481
1,654	Stryker Corp.	364,972
1,881	UnitedHealth Group Inc.	440,154
536	Vertex Pharmaceuticals Inc. *	96,491
		2,283,444
	INDUSTRIALS - 10.1%
3,101	AMETEK, Inc.	266,469
2,404	Fortive Corp.	170,443
592	TransDigm Group, Inc. *	318,685
1,268	Verisk Analytics, Inc.	204,833
5,273	Waste Connections, Inc. [1]	484,589
		1,445,019

	INFORMATION TECHNOLOGY - 33.9%
1,479	ANSYS, Inc. *	305,502
4,812	Apple Inc.	1,004,457
407	Broadcom Inc.	115,035
4,047	Cisco Systems, Inc.	189,440
1,655	EPAM Systems, Inc. *	316,651
1,156	Fidelity National Information Services, Inc.	157,470
1,330	Five9, Inc. *	84,069
1,320	Fortinet, Inc. *	104,518
515	Intuit, Inc.	148,505
740	KLA-Tencor Corp.	109,446
1,187	Mastercard Inc. - Class A	333,986
7,475	Microsoft Corp.	1,030,504
1,549	PayPal Holdings, Inc. *	168,918
1,459	salesforce.com, Inc. *	227,706
369	ServiceNow, Inc. *	96,619
2,430	Visa Inc. - Class A	439,393
		4,832,219
	MATERIALS - 2.5%
1,701	Ecolab Inc.	350,933

	TOTAL COMMON STOCKS
	(Cost $9,933,849)	13,391,102

	REAL ESTATE INVESTMENT TRUST (REIT) - 1.0%
268	Equinix, Inc.	149,083
	TOTAL REIT
	(Cost $142,365)	149,083

	SHORT-TERM INVESTMENT - 5.3%
755,549	First American Treasury Obligations Fund - Class X, 2.02% [2]	755,549
	TOTAL SHORT-TERM INVESTMENT
	(Cost $755,549)	755,549

	TOTAL INVESTMENTS - 100.4%
	(Cost $10,831,763)	14,295,734
	Liabilities in Excess of Other Assets - (0.4)%	(57,653)
	TOTAL NET ASSETS - 100.0%	$14,238,081

ADR - American Depositary Receipt
PLC - Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

The cost basis of investments for federal income tax purposes at August 31, 2019 was as follows*:
	Cost of investments	$10,831,763
	Gross unrealized appreciation	3,639,726
	Gross unrealized depreciation	(175,755)
	Net unrealized appreciation on investments	$3,463,971

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

NORTH SQUARE OAK RIDGE DISCIPLINED GROWTH FUND
SUMMARY OF INVESTMENTS
As of August 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	33.9%
Health Care	16.0%
Consumer Discretionary	12.0%
Communication Services	10.9%
Industrials	10.1%
Consumer Staples	6.1%
Materials	2.5%
Financials	2.1%
Energy	0.5%
Total Common Stocks	94.1%
REIT	1.0%
Short-Term Investment	5.3%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

NORTH SQUARE OAK RIDGE DISCIPLINED GROWTH FUND
Notes to Schedule of Investments
As of August 31, 2019 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
☐ Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
☐ Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

☐ Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$13,391,102	$-	$-	$13,391,102
REIT	149,083	-	-	149,083
Short-Term Investment	755,549	-	-	755,549
Total Investments	$14,295,734	$-	$-	$14,295,734

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

North Square Multi Strategy Fund
SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

Shares			Value
		MUTUAL FUNDS - 98.7%
264,340		Bramshill Income Performance Fund - Class I	$2,643,398
1,627,739		North Square Dynamic Small Cap Fund - Class I [1]	19,652,991
317,019		North Square Global Resources & Infrastructure Fund - Class I [1]	3,232,768
236,506		North Square International Small Cap Fund - Class I [1]	2,277,884
934,881		North Square Oak Ridge Disciplined Growth Fund - Class I [1]	13,882,797
711,119		North Square Oak Ridge Dividend Growth Fund - Class I [1]	12,404,411
50,606		Wavelength Interest Rate Neutral Fund	540,981
		TOTAL MUTUAL FUNDS
		(Cost $50,491,954)	54,635,230

		SHORT-TERM INVESTMENT - 1.9%
1,044,620		First American Treasury Obligations Fund - Class X, 2.02% [2]	1,044,620
		TOTAL SHORT-TERM INVESTMENT
		(Cost $1,044,620)	1,044,620

		TOTAL INVESTMENTS - 100.6%
		(Cost $51,536,574)	55,679,850
		Liabilities in Excess of Other Assets - (0.6)%	(336,416)
		TOTAL NET ASSETS - 100.0%	$55,343,434

	[1]	Affiliated company.
	[2]	The rate is the annualized seven-day yield at period end.

The cost basis of investments for federal income tax purposes at August 31, 2019 was as follows*:
		Cost of investments	$51,536,574
		Gross unrealized appreciation	5,699,302
		Gross unrealized depreciation	(1,556,026)
		Net unrealized appreciation on investments	$4,143,276

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

NORTH SQUARE MULTI STRATEGY FUND
SUMMARY OF INVESTMENTS
As of August 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Mutual Funds	98.7%
Short-Term Investment	1.9%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

NORTH SQUARE MULTI STRATEGY FUND
Notes to Schedule of Investments
As of August 31, 2019 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
☐ Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
☐ Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

☐ Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$54,635,230	$-	$-	$54,635,230
Short-Term Investment	1,044,620	-	-	1,044,620
Total Investments	$55,679,850	$-	$-	$55,679,850

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Affiliated Underlying Funds

Information regarding the North Square Multi Strategy Fund purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds for the period

June 1, 2019, through August 31, 2019 is as follows:

	Value,			Net	Unrealized	Value,		Capital
	Beginning		Sales	Realized	Appreciation	End	Dividend	Gain
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income	Distributions

North Square Dynamic Small Cap Fund - Class I	$19,464,364	$-	$750,000	$19,617	(580,990)	$19,652,991	$-	$-
North Square Global Resources & Infrastructure Fund - Class I	4,962,855	-	1,700,000	(114,830)	(3,315,257)	3,232,768	-	-
North Square International Small Cap Fund - Class I	2,280,084	-	-	-	(2,200)	2,277,884	-	-
North Square Oak Ridge Disciplined Growth Fund - Class I	13,489,849	-	500,000	53,973	(161,025)	13,882,797	-	-
North Square Oak Ridge Dividend Growth Fund - Class I	11,547,829	10,104	-	-	846,478	12,404,411	10,104	-
	$51,744,981	$10,104	$2,950,000	$(41,239)	$(3,212,995)	$51,450,851	$10,104	$-

	Shares,			Shares,
	Beginning			End
	of Period	Purchases	Sales	of Period

North Square Dynamic Small Cap Fund - Class I	1,686,263	-	(58,524)	1,627,739
North Square Global Resources & Infrastructure Fund - Class I	479,345	-	(162,326)	317,019
North Square International Small Cap Fund - Class I	236,506	-	-	236,506
North Square Oak Ridge Disciplined Growth Fund - Class I	967,750	-	(32,869)	934,881
North Square Oak Ridge Dividend Growth Fund - Class I	710,531	588	-	711,119
				3,827,264

North Square Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.6%
	COMMUNICATION SERVICES - 5.2%
6,219	Verizon Communications Inc.	$361,697
2,532	The Walt Disney Co.	347,542
		709,239
	CONSUMER DISCRETIONARY - 11.0%
5,315	Carnival Corp. [1]	234,285
2,164	The Home Depot, Inc.	493,197
4,589	Target Corp.	491,207
3,579	VF Corp.	293,299
		1,511,988
	CONSUMER STAPLES - 5.7%
7,562	The Coca-Cola Co.	416,213
5,769	Unilever PLC - ADR	364,485
		780,698
	ENERGY - 6.3%
2,402	Chevron Corp.	282,764
3,107	Exxon Mobil Corp.	212,767
18,074	Kinder Morgan, Inc. of Delaware	366,360
		861,891
	FINANCIALS - 16.0%
1,074	BlackRock, Inc.	453,830
11,712	The Blackstone Group Inc. - Class A	582,789
2,322	CME Group Inc.	504,547
5,905	JPMorgan Chase & Co.	648,723
		2,189,889
	HEALTH CARE - 17.7%
3,327	AbbVie Inc.	218,717
1,492	Becton, Dickinson and Co.	378,849
3,656	Eli Lilly and Co.	413,018
4,155	Novartis AG - ADR	374,407
2,779	Stryker Corp.	613,214
1,814	UnitedHealth Group Inc.	424,476
		2,422,681
	INDUSTRIALS - 9.9%
1,105	The Boeing Co.	402,320
2,952	Stanley Black & Decker Inc.	392,203
4,655	Waste Management, Inc.	555,574
		1,350,097
	INFORMATION TECHNOLOGY - 25.6%
2,313	Apple Inc.	482,816
3,376	Automatic Data Processing, Inc.	573,380
899	Broadcom Inc.	254,093
9,603	Cisco Systems, Inc.	449,516
3,449	Fidelity National Information Services, Inc.	469,823
5,448	Microsoft Corp.	751,061
6,678	QUALCOMM Inc.	519,348
		3,500,037

	MATERIALS - 2.2%
1,580	Linde PLC [1]	298,478

	TOTAL COMMON STOCKS
	(Cost $10,953,736)	13,624,998

	SHORT-TERM INVESTMENT - 0.8%
106,820	First American Treasury Obligations Fund - Class X, 2.02% [2]	106,820
	TOTAL SHORT-TERM INVESTMENT
	(Cost $106,820)	106,820

	TOTAL INVESTMENTS - 100.4%
	(Cost $11,060,556)	13,731,818
	Liabilities in Excess of Other Assets - (0.4)%	(61,283)
	TOTAL NET ASSETS - 100.0%	$13,670,535

ADR - American Depositary Receipt
PLC - Public Limited Company

1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

The cost basis of investments for federal income tax purposes at August 31, 2019 was as follows*:
	Cost of investments	$11,060,556
	Gross unrealized appreciation	2,969,487
	Gross unrealized depreciation	(298,225)

	Net unrealized appreciation on investments	$2,671,262

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

NORTH SQUARE OAK RIDGE DIVIDEND GROWTH FUND
SUMMARY OF INVESTMENTS
As of August 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	25.6%
Health Care	17.7%
Financials	16.0%
Consumer Discretionary	11.0%
Industrials	9.9%
Energy	6.3%
Consumer Staples	5.7%
Communication Services	5.2%
Materials	2.2%
Total Common Stocks	99.6%
Short-Term Investment	0.8%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

NORTH SQUARE OAK RIDGE DIVIDEND GROWTH FUND
Notes to Schedule of Investments
As of August 31, 2019 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
☐ Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
☐ Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

☐ Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$13,624,998	$-	$-	$13,624,998
Short-Term Investment	106,820	-	-	106,820
Total Investments	$13,731,818	$-	$-	$13,731,818

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Square Investments Trust

By: /s/ Mark D. Goodwin
Mark D. Goodwin,
President

Date:  10/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark D. Goodwin
Mark D. Goodwin,
President

Date:  10/24/2019

By: /s/ Alan E. Molotsky
Alan E. Molotsky,
Treasurer

Date:  10/24/2019